Events after the balance sheet date	12 Months Ended
Dec. 31, 2025
Events after the balance sheet date
Events after the balance sheet date

29. Events after the balance sheet date

From January 1, 2026 to the issuance date of these consolidated financial statements, the Group sold 4,068,074 shares at an average price of CHF 0.048 for total gross proceeds of CHF 195,833. Of these shares, 3,422,520 have been sold in a form of ADSs for total gross proceeds of USD 208,698 (CHF 163,160) at an average price of USD 7.32 per ADS (equivalent to CHF 0.045 per share). The number of outstanding shares amounts to 151,901,337 shares at the issuance date of the consolidated financial statements excluding 66,753,159 treasury shares directly held by Addex Pharma SA and including 29,904,690 outstanding shares benefiting from our DSPPP considered as treasury shares under IFRS 2.